Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2024
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 283,437	$ 280,672
ECL allowance	4,191	3,917	$ 4,104	$ 3,898
Net loans	571,639	558,292
Gross personal	46,856	46,681
Gross credit card	20,784	20,551
Gross business and government	224,753	214,305
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	170,249	166,645
Gross personal	18,043	16,772
Gross credit card	6,923	7,185
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	86,264	87,124
Gross personal	10,942	9,697
Gross credit card	474	502
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,635	13,967
Gross personal	8,360	11,872
Gross credit card	6,937	6,804
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,635	7,385
Gross personal	6,779	5,670
Gross credit card	5,717	5,365
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,584	1,568
Gross personal	1,678	1,567
Gross credit card	561	524
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	945	790
Gross personal	273	260
Gross business and government	1,830	1,628
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,125	3,193
Gross personal	781	843
Gross credit card	172	171
Gross business and government	251	245
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	109,806	102,531
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	108,903	106,131
Watchlist [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,963	3,770
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	482	449
Net loans	282,955	280,223
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,028	942
Net loans	45,828	45,739
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	896	902
Net loans	19,888	19,649
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,785	1,624
Net loans	222,968	212,681
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	270,951	255,657
ECL allowance	844		805	667
Net loans	539,570	514,526
Gross personal	42,043	41,967
Gross credit card	18,495	18,507
Gross business and government	208,925	199,195
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	170,148	160,515
Gross personal	17,968	16,689
Gross credit card	6,923	7,185
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	85,720	81,198
Gross personal	10,896	9,685
Gross credit card	474	502
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11,239	10,329
Gross personal	6,981	10,498
Gross credit card	6,495	6,800
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,100	851
Gross personal	4,954	3,848
Gross credit card	4,431	3,853
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7	7
Gross personal	520	465
Gross credit card	6	2
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,737	2,757
Gross personal	724	782
Gross credit card	166	165
Gross business and government	237	230
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	109,140	101,809
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	99,499	97,131
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watchlist [member]
Disclosure of internal credit grades [line items]
Gross business and government	49	25
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	92	89
Net loans	270,859	255,568
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	217	221
Net loans	41,826	41,746
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	262	279
Net loans	18,233	18,228
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	273	211
Net loans	208,652	198,984
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11,327	24,021
ECL allowance	2,443		2,396	2,346
Net loans	29,678	41,668
Gross personal	4,507	4,422
Gross credit card	2,289	2,044
Gross business and government	13,998	13,482
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	101	6,130
Gross personal	75	83
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	544	5,926
Gross personal	46	12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,396	3,638
Gross personal	1,379	1,374
Gross credit card	442	4
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,535	6,534
Gross personal	1,825	1,822
Gross credit card	1,286	1,512
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,577	1,561
Gross personal	1,158	1,102
Gross credit card	555	522
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	174	232
Gross personal	24	29
Gross credit card	6	6
Gross business and government	14	15
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	666	722
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	9,404	9,000
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watchlist [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,914	3,745
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	132	126
Net loans	11,195	23,895
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	605	531
Net loans	3,902	3,891
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	634	623
Net loans	1,655	1,421
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,072	1,021
Net loans	12,926	12,461
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,159	994
Net loans	2,391	2,098
Gross personal	306	292
Gross business and government	1,830	1,628
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	945	790
Gross personal	273	260
Gross business and government	1,830	1,628
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	214	204
Gross personal	33	32
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	258	234
Net loans	901	760
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	206	190
Net loans	100	102
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	440	392
Net loans	1,390	$ 1,236
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 904		$ 903	$ 885